Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
MainStay VP Absolute Return Multi-Strategy Portfolio (Prospectus Summary) | MainStay VP Absolute Return Multi-Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Absolute Return Multi-Strategy Portfolio
Supplement	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Absolute Return Multi-Strategy Portfolio

Supplement dated June 22, 2018 (“Supplement”)

to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),

each dated May 1, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus or SAI.

At a meeting held on June 19-21, 2018, the Board of Trustees of MainStay VP Funds Trust (“Board”) approved submitting the following proposal to beneficial shareholders of the MainStay VP Absolute Return Multi-Strategy Portfolio:

Approval of an Agreement and Plan of Reorganization providing for the acquisition of the assets and liabilities of the MainStay VP Absolute Return Multi-Strategy Portfolio, a series of MainStay VP Funds Trust, by MainStay VP IQ Hedge Multi-Strategy Portfolio (“Acquiring Portfolio”), also a series of MainStay VP Funds Trust, in exchange for shares of the Acquiring Portfolio, followed by the complete liquidation of the MainStay VP Absolute Return Multi-Strategy Portfolio (“Reorganization”).

As the owner of a variable annuity contract or a variable universal life insurance policy (“Policy”) issued by New York Life Insurance and Annuity Corporation, a Delaware corporation (“NYLIAC”), with some or all of your Policy value allocated to the MainStay VP Absolute Return Multi-Strategy Portfolio, you have the right to instruct NYLIAC how to vote the shares of the MainStay VP Absolute Return Multi-Strategy Portfolio attributable to your Policy on the Reorganization as though you are a direct shareholder of the MainStay VP Absolute Return Multi-Strategy Portfolio.

On or about September 19, 2018, shareholders who have Policy value allocated to the MainStay VP Absolute Return Multi-Strategy Portfolio through their Policy as of the record date will receive a proxy statement/prospectus containing further information regarding the Acquiring Portfolio and the Reorganization. The proxy statement/prospectus will also include voting instruction cards with which shareholders of the MainStay VP Absolute Return Multi-Strategy Portfolio may vote (or instruct NYLIAC how to vote the shares attributable to their Policy) on the Reorganization at a special meeting of shareholders scheduled to be held on or about October 25, 2018.

The MainStay VP Funds Trust has been informed by NYLIAC that the Reorganization will not affect your rights under your Policy or NYLIAC’s obligation under your Policy. In addition, the MainStay VP Funds Trust has been informed by NYLIAC that you may transfer your allocations in the MainStay VP Absolute Return Multi-Strategy Portfolio to another investment option under your Policy without any charges and the transfer would not count against any “free transfers” available during a particular period through the Reorganization and for 60 days after the Reorganization.

Supplement Closing	ck0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.